REVENUES AND LOYALTY PROGRAMS - Narrative (Details) loyalty_point in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) loyalty_point	Dec. 31, 2023 USD ($) loyalty_point
Revenue from Contract with Customer [Abstract]
Sales discounts, percent of gross revenue	24.60%	17.00%
Discount per loyalty point	$ 0.03
Reduction of revenue per loyalty point	$ 0.02
Loyalty points outstanding | loyalty_point	76.2	71.2
Contract liability	$ 1,400,000	$ 1,200,000
Loyalty program, redemption period	1 year
Loyalty program, expiration period after no spend activity	6 months